Financial asset measured at FVTPL (Tables)	6 Months Ended
Jun. 30, 2022
Financial asset measured at FVTPL
Schedule of reconciliation of movement of investment

Balance, December 31, 2021	$—
Purchase of investment	801,160
Change in fair value	(472,311)
Movement in exchange rate	8,296
Balance, June 30, 2022 (*)	$337,145

(*) – Reflects closing price of CAD$0.03 on June 30, 2022.